Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Composition of Loan Portfolio

The composition of the loan portfolio at December 31, disaggregated by class and underlying specific portfolio type, was as follows:

(Dollars in Millions)	2015	2014

Commercial
Commercial	$83,116	$74,996
Lease financing	5,286	5,381

Total commercial	88,402	80,377

Commercial Real Estate
Commercial mortgages	31,773	33,360
Construction and development	10,364	9,435

Total commercial real estate	42,137	42,795

Residential Mortgages
Residential mortgages	40,425	38,598
Home equity loans, first liens	13,071	13,021

Total residential mortgages	53,496	51,619

Credit Card	21,012	18,515

Other Retail
Retail leasing	5,232	5,871
Home equity and second mortgages	16,384	15,916
Revolving credit	3,354	3,309
Installment	7,030	6,242
Automobile	16,587	14,822
Student	2,619	3,104

Total other retail	51,206	49,264

Total loans, excluding covered loans	256,253	242,570
Covered Loans	4,596	5,281

Total loans	$260,849	$247,851

Changes in Accretable Balance for Purchased Impaired Loans

Changes in the accretable balance for purchased impaired loans for the years ended December 31, were as follows:

(Dollars in Millions)	2015	2014	2013
Balance at beginning of period	$1,309	$1,655	$1,709
Accretion	(382)	(441)	(499)
Disposals	(132)	(131)	(172)
Reclassifications from nonaccretable difference(a)	163	229	258
Other(b)	(1)	(3)	359

Balance at end of period	$957	$1,309	$1,655
(a)	Primarily relates to changes in expected credit performance.
(b)	The amount for the year ended December 31, 2013, primarily represents the reclassification of unamortized decreases in the FDIC asset, partially offset by the impact of changes in expectations about retaining covered single-family loans beyond the term of the indemnification agreements.

Activity in Allowance for Credit Losses by Portfolio Type

Activity in the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans
Balance at December 31, 2014	$1,146	$726	$787	$880	$771	$4,310	$65	$4,375
Add
Provision for credit losses	361	(30)	(47)	654	193	1,131	1	1,132
Deduct
Loans charged off	314	22	135	726	319	1,516	–	1,516
Less recoveries of loans charged off	(95)	(50)	(26)	(75)	(98)	(344)	–	(344)

Net loans charged off	219	(28)	109	651	221	1,172	–	1,172
Other changes(a)	(1)	–	–	–	–	(1)	(28)	(29)

Balance at December 31, 2015	$1,287	$724	$631	$883	$743	$4,268	$38	$4,306

Balance at December 31, 2013	$1,075	$776	$875	$884	$781	$4,391	$146	$4,537
Add
Provision for credit losses	266	(63)	107	657	278	1,245	(16)	1,229
Deduct
Loans charged off	305	36	216	725	384	1,666	13	1,679
Less recoveries of loans charged off	(110)	(49)	(21)	(67)	(96)	(343)	(2)	(345)

Net loans charged off	195	(13)	195	658	288	1,323	11	1,334
Other changes(a)	–	–	–	(3)	–	(3)	(54)	(57)

Balance at December 31, 2014	$1,146	$726	$787	$880	$771	$4,310	$65	$4,375

Balance at December 31, 2012	$1,051	$857	$935	$863	$848	$4,554	$179	$4,733
Add
Provision for credit losses	144	(114)	212	677	351	1,270	70	1,340
Deduct
Loans charged off	246	92	297	739	523	1,897	37	1,934
Less recoveries of loans charged off	(126)	(125)	(25)	(83)	(105)	(464)	(5)	(469)

Net loans charged off	120	(33)	272	656	418	1,433	32	1,465
Other changes(a)	–	–	–	–	–	–	(71)	(71)

Balance at December 31, 2013	$1,075	$776	$875	$884	$781	$4,391	$146	$4,537
(a)	Includes net changes in credit losses to be reimbursed by the FDIC and reductions in the allowance for covered loans where the reversal of a previously recorded allowance was offset by an associated decrease in the indemnification asset, and the impact of any loan sales.

Additional Detail of Allowance for Credit Losses and Related Loan Balances by Portfolio Type

Additional detail of the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans

Allowance Balance at December 31, 2015 Related to
Loans individually evaluated for impairment(a)	$11	$2	$–	$–	$–	$13	$–	$13
TDRs collectively evaluated for impairment	10	7	236	57	33	343	2	345
Other loans collectively evaluated for impairment	1,266	703	395	826	710	3,900	–	3,900
Loans acquired with deteriorated credit quality	–	12	–	–	–	12	36	48

Total allowance for credit losses	$1,287	$724	$631	$883	$743	$4,268	$38	$4,306

Allowance Balance at December 31, 2014 Related to
Loans individually evaluated for impairment(a)	$5	$4	$–	$–	$–	$9	$–	$9
TDRs collectively evaluated for impairment	12	12	319	61	41	445	4	449
Other loans collectively evaluated for impairment	1,129	678	468	819	730	3,824	1	3,825
Loans acquired with deteriorated credit quality	–	32	–	–	–	32	60	92

Total allowance for credit losses	$1,146	$726	$787	$880	$771	$4,310	$65	$4,375
(a)	Represents the allowance for credit losses related to loans greater than $5 million classified as nonperforming or TDRs.

Additional detail of loan balances by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans(b)	Total Loans

December 31, 2015
Loans individually evaluated for impairment(a)	$336	$41	$13	$–	$–	$390	$–	$390
TDRs collectively evaluated for impairment	138	235	4,241	210	211	5,035	35	5,070
Other loans collectively evaluated for impairment	87,927	41,566	49,241	20,802	50,995	250,531	2,059	252,590
Loans acquired with deteriorated credit quality	1	295	1	–	–	297	2,502	2,799

Total loans	$88,402	$42,137	$53,496	$21,012	$51,206	$256,253	$4,596	$260,849

December 31, 2014
Loans individually evaluated for impairment(a)	$159	$128	$12	$–	$–	$299	$–	$299
TDRs collectively evaluated for impairment	124	393	4,653	240	237	5,647	34	5,681
Other loans collectively evaluated for impairment	80,093	41,744	46,953	18,275	49,027	236,092	2,463	238,555
Loans acquired with deteriorated credit quality	1	530	1	–	–	532	2,784	3,316

Total loans	$80,377	$42,795	$51,619	$18,515	$49,264	$242,570	$5,281	$247,851
(a)	Represents loans greater than $5 million classified as nonperforming or TDRs.
(b)	Includes expected reimbursements from the FDIC under loss sharing agreements.

Summary of Loans by Portfolio Type, Including Delinquency Status of those that Continue to Accrue Interest and are Nonperforming

The following table provides a summary of loans by portfolio class, including the delinquency status of those that continue to accrue interest, and those that are nonperforming:

	Accruing
(Dollars in Millions)	Current	30-89 Days Past Due	90 Days or More Past Due	Nonperforming	Total

December 31, 2015
Commercial	$87,863	$317	$48	$174	$88,402
Commercial real estate	41,907	89	14	127	42,137
Residential mortgages(a)	52,438	170	176	712	53,496
Credit card	20,532	243	228	9	21,012
Other retail	50,745	224	75	162	51,206

Total loans, excluding covered loans	253,485	1,043	541	1,184	256,253
Covered loans	4,236	62	290	8	4,596

Total loans	$257,721	$1,105	$831	$1,192	$260,849

December 31, 2014
Commercial	$79,977	$247	$41	$112	$80,377
Commercial real estate	42,406	110	20	259	42,795
Residential mortgages(a)	50,330	221	204	864	51,619
Credit card	18,046	229	210	30	18,515
Other retail	48,764	238	75	187	49,264

Total loans, excluding covered loans	239,523	1,045	550	1,452	242,570
Covered loans	4,804	68	395	14	5,281

Total loans	$244,327	$1,113	$945	$1,466	$247,851
(a)	At December 31, 2015, $320 million of loans 30–89 days past due and $2.9 billion of loans 90 days or more past due purchased from Government National Mortgage Association (“GNMA”) mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs, were classified as current, compared with $431 million and $3.1 billion at December 31, 2014, respectively.

Summary of Loans by Portfolio Type and Company's Internal Credit Quality Rating

The following table provides a summary of loans by portfolio class and the Company’s internal credit quality rating:

		Criticized
(Dollars in Millions)	Pass	Special Mention	Classified(a)	Total Criticized	Total

December 31, 2015
Commercial(b)	$85,206	$1,629	$1,567	$3,196	$88,402
Commercial real estate	41,079	365	693	1,058	42,137
Residential mortgages(c)	52,548	2	946	948	53,496
Credit card	20,775	–	237	237	21,012
Other retail	50,899	6	301	307	51,206

Total loans, excluding covered loans	250,507	2,002	3,744	5,746	256,253
Covered loans	4,507	–	89	89	4,596

Total loans	$255,014	$2,002	$3,833	$5,835	$260,849

Total outstanding commitments	$539,614	$3,945	$4,845	$8,790	$548,404

December 31, 2014
Commercial(b)	$78,409	$1,204	$764	$1,968	$80,377
Commercial real estate	41,322	451	1,022	1,473	42,795
Residential mortgages(c)	50,479	5	1,135	1,140	51,619
Credit card	18,275	–	240	240	18,515
Other retail	48,932	20	312	332	49,264

Total loans, excluding covered loans	237,417	1,680	3,473	5,153	242,570
Covered loans	5,164	–	117	117	5,281

Total loans	$242,581	$1,680	$3,590	$5,270	$247,851

Total outstanding commitments	$501,535	$2,964	$4,179	$7,143	$508,678
(a)	Classified rating on consumer loans primarily based on delinquency status.
(b)	At December 31, 2015, $1.1 billion of loans to customers in energy-related businesses had a special mention or classified rating, compared with $122 million at December 31, 2014.
(c)	At December 31, 2015, $2.9 billion of GNMA loans 90 days or more past due and $1.9 billion of restructured GNMA loans whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs were classified with a pass rating, compared with $3.1 billion and $2.2 billion at December 31, 2014, respectively.

Summary of Impaired Loans, which Include Nonaccrual and TDR Loans, by Portfolio Class
A summary of impaired loans, which include all nonaccrual and TDR loans, by portfolio class was as follows:

(Dollars in Millions)	Period-end Recorded Investment(a)	Unpaid Principal Balance	Valuation Allowance	Commitments to Lend Additional Funds

December 31, 2015
Commercial	$520	$1,110	$25	$154
Commercial real estate	336	847	11	1
Residential mortgages	2,575	3,248	199	–
Credit card	210	210	57	–
Other retail	309	503	35	4

Total loans, excluding GNMA and covered loans	3,950	5,918	327	159
Loans purchased from GNMA mortgage pools	1,913	1,913	40	–
Covered loans	39	48	2	1

Total	$5,902	$7,879	$369	$160

December 31, 2014
Commercial	$329	$769	$21	$51
Commercial real estate	624	1,250	23	18
Residential mortgages	2,730	3,495	273	–
Credit card	240	240	61	–
Other retail	361	570	44	4

Total loans, excluding GNMA and covered loans	4,284	6,324	422	73
Loans purchased from GNMA mortgage pools	2,244	2,244	50	–
Covered loans	43	55	4	1

Total	$6,571	$8,623	$476	$74
(a)	Substantially all loans classified as impaired at December 31, 2015 and 2014, had an associated allowance for credit losses. The total amount of interest income recognized during 2015 on loans classified as impaired at December 31, 2015, excluding those acquired with deteriorated credit quality, was $274 million, compared to what would have been recognized at the original contractual terms of the loans of $370 million.

Impaired Loans Average Recorded Investment and Interest Income Recognized

Additional information on impaired loans for the years ended December 31 follows:

(Dollars in Millions)	Average Recorded Investment	Interest Income Recognized

2015
Commercial	$383	$13
Commercial real estate	433	16
Residential mortgages	2,666	131
Credit card	221	4
Other retail	336	14

Total loans, excluding GNMA and covered loans	4,039	178
Loans purchased from GNMA mortgage pools	2,079	95
Covered loans	42	1

Total	$6,160	$274

2014
Commercial	$414	$9
Commercial real estate	592	26
Residential mortgages	2,742	140
Credit card	273	9
Other retail	377	17

Total loans, excluding GNMA and covered loans	4,398	201
Loans purchased from GNMA mortgage pools	2,609	124
Covered loans	334	15

Total	$7,341	$340

2013
Commercial	$382	$29
Commercial real estate	889	39
Residential mortgages	2,749	134
Credit card	366	16
Other retail	424	24

Total loans, excluding GNMA and covered loans	4,810	242
Loans purchased from GNMA mortgage pools	1,967	100
Covered loans	561	27

Total	$7,338	$369

Summary of Loans Modified as TDRs

The following table provides a summary of loans modified as TDRs for the years ended December 31, by portfolio class:

(Dollars in Millions)	Number of Loans	Pre-Modification Outstanding Loan Balance	Post-Modification Outstanding Loan Balance

2015
Commercial	1,607	$385	$396
Commercial real estate	108	78	76
Residential mortgages	2,080	260	258
Credit card	26,772	133	134
Other retail	2,530	54	54

Total loans, excluding GNMA and covered loans	33,097	910	918
Loans purchased from GNMA mortgage pools	8,199	864	862
Covered loans	16	5	5

Total loans	41,312	$1,779	$1,785

2014
Commercial	2,027	$238	$203
Commercial real estate	78	80	71
Residential mortgages	2,089	271	274
Credit card	26,511	144	145
Other retail	2,833	61	61

Total loans, excluding GNMA and covered loans	33,538	794	754
Loans purchased from GNMA mortgage pools	8,961	1,000	1,013
Covered loans	43	15	14

Total loans	42,542	$1,809	$1,781

2013
Commercial	2,429	$166	$155
Commercial real estate	165	205	198
Residential mortgages	2,179	309	304
Credit card	26,669	160	161
Other retail	4,290	103	102

Total loans, excluding GNMA and covered loans	35,732	943	920
Loans purchased from GNMA mortgage pools	8,878	1,121	1,066
Covered loans	123	94	72

Total loans	44,733	$2,158	$2,058

Summary of Loans Modified as TDRs in the Past Twelve Months that have Subsequently Defaulted

The following table provides a summary of TDR loans that defaulted (fully or partially charged-off or became 90 days or more past due) for the years ended December 31, that were modified as TDRs within 12 months previous to default:

(Dollars in Millions)	Number of Loans	Amount Defaulted

2015
Commercial	494	$21
Commercial real estate	18	8
Residential mortgages	273	36
Credit card	6,286	29
Other retail	636	12

Total loans, excluding GNMA and covered loans	7,707	106
Loans purchased from GNMA mortgage pools	598	75
Covered loans	5	1

Total loans	8,310	$182

2014
Commercial	629	$44
Commercial real estate	22	12
Residential mortgages	611	86
Credit card	6,335	33
Other retail	845	24

Total loans, excluding GNMA and covered loans	8,442	199
Loans purchased from GNMA mortgage pools	876	102
Covered loans	14	5

Total loans	9,332	$306

2013
Commercial	642	$46
Commercial real estate	87	102
Residential mortgages	1,099	163
Credit card	6,640	37
Other retail	1,841	80

Total loans, excluding GNMA and covered loans	10,309	428
Loans purchased from GNMA mortgage pools	4,972	640
Covered loans	63	49

Total loans	15,344	$1,117

Carrying Amount of Covered Assets

The carrying amount of the covered assets at December 31, consisted of purchased impaired loans, purchased nonimpaired loans and other assets as shown in the following table:

	2015				2014
(Dollars in Millions)	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other	Total	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other	Total
Residential mortgage loans	$2,502	$615	$–	$3,117	$2,784	$738	$–	$3,522
Other retail loans	–	447	–	447	–	584	–	584
Losses reimbursable by the FDIC(a)	–	–	517	517	–	–	717	717
Unamortized changes in FDIC asset(b)	–	–	515	515	–	–	458	458
Covered loans	2,502	1,062	1,032	4,596	2,784	1,322	1,175	5,281
Foreclosed real estate	–	–	32	32	–	–	37	37
Total covered assets	$2,502	$1,062	$1,064	$4,628	$2,784	$1,322	$1,212	$5,318
(a)	Relates to loss sharing agreements with remaining terms up to four years.
(b)	Represents decreases in expected reimbursements by the FDIC as a result of decreases in expected losses on the covered loans. These amounts are amortized as a reduction in interest income on covered loans over the shorter of the expected life of the respective covered loans or the remaining contractual term of the indemnification agreements.

Commercial Loans by Industry Group and Geography Excluding Covered Loans

TABLE 7 COMMERCIAL LOANS BY INDUSTRY GROUP AND GEOGRAPHY

	2015		2014
At December 31 (Dollars in Millions)	Loans	Percent	Loans	Percent
Industry Group
Manufacturing	$13,404	15.2%	$12,261	15.3%
Real estate, rental and leasing	9,514	10.8	7,779	9.7
Finance and insurance	8,288	9.4	7,799	9.7
Wholesale trade	8,069	9.1	7,350	9.1
Retail trade	6,846	7.7	6,428	8.0
Healthcare and social assistance	5,802	6.6	5,280	6.6
Public administration	4,190	4.7	4,033	5.0
Information	3,542	4.0	2,702	3.4
Professional, scientific and technical services	3,493	4.0	3,121	3.9
Transport and storage	3,262	3.7	2,941	3.7
Educational services	2,791	3.2	2,286	2.8
Arts, entertainment and recreation	2,772	3.1	2,493	3.1
Mining	2,208	2.5	2,604	3.2
Agriculture, forestry, fishing and hunting	1,721	1.9	1,642	2.0
Other services	1,703	1.9	1,449	1.8
Utilities	1,435	1.6	1,404	1.7
Other	9,362	10.6	8,805	11.0
Total	$88,402	100.0%	$80,377	100.0%
Geography
California	$11,253	12.7%	$9,961	12.4%
Colorado	3,930	4.5	3,528	4.4
Illinois	4,636	5.3	4,108	5.1
Minnesota	7,166	8.1	6,316	7.9
Missouri	3,309	3.8	2,832	3.5
Ohio	4,063	4.6	3,534	4.4
Oregon	1,938	2.2	2,130	2.6
Washington	3,219	3.6	3,237	4.0
Wisconsin	2,936	3.3	3,090	3.8
Iowa, Kansas, Nebraska, North Dakota, South Dakota	4,543	5.1	4,400	5.5
Arkansas, Indiana, Kentucky, Tennessee	5,106	5.8	4,949	6.2
Idaho, Montana, Wyoming	1,427	1.6	1,475	1.8
Arizona, Nevada, New Mexico, Utah	3,280	3.7	2,951	3.7
Total banking region	56,806	64.3	52,511	65.3
Florida, Michigan, New York, Pennsylvania, Texas	15,819	17.9	14,036	17.5
All other states	15,777	17.8	13,830	17.2
Total outside Company’s banking region	31,596	35.7	27,866	34.7
Total	$88,402	100.0%	$80,377	100.0%

Commercial Real Estate Loans by Property Type and Geography Excluding Covered Loans
TABLE 8 COMMERCIAL REAL ESTATE LOANS BY PROPERTY TYPE AND GEOGRAPHY

	2015		2014
At December 31 (Dollars in Millions)	Loans	Percent	Loans	Percent
Property Type
Business owner occupied	$11,186	26.6%	$11,535	26.9%
Commercial property
Industrial	1,530	3.6	1,582	3.7
Office	5,480	13.0	5,680	13.3
Retail	4,944	11.7	4,896	11.4
Other commercial	4,165	9.9	4,670	10.9
Multi-family	8,833	21.0	8,548	20.0
Hotel/motel	3,428	8.1	3,624	8.5
Residential homebuilders	2,319	5.5	1,996	4.7
Healthcare facilities	252	.6	264	.6
Total	$42,137	100.0%	$42,795	100.0%
Geography
California	$10,456	24.8%	$10,545	24.6%
Colorado	2,004	4.8	1,955	4.6
Illinois	1,810	4.3	2,153	5.0
Minnesota	2,022	4.8	2,031	4.7
Missouri	1,382	3.3	1,453	3.4
Ohio	1,260	3.0	1,391	3.3
Oregon	1,988	4.7	2,012	4.7
Washington	3,422	8.1	3,501	8.2
Wisconsin	2,323	5.5	2,293	5.4
Iowa, Kansas, Nebraska, North Dakota, South Dakota	2,227	5.3	2,202	5.1
Arkansas, Indiana, Kentucky, Tennessee	1,708	4.1	1,764	4.1
Idaho, Montana, Wyoming	1,275	3.0	1,319	3.1
Arizona, Nevada, New Mexico, Utah	3,259	7.7	3,383	7.9
Total banking region	35,136	83.4	36,002	84.1
Florida, Michigan, New York, Pennsylvania, Texas	3,793	9.0	3,656	8.6
All other states	3,208	7.6	3,137	7.3
Total outside Company’s banking region	7,001	16.6	6,793	15.9
Total	$42,137	100.0%	$42,795	100.0%

Summary of Nonperforming Assets
TABLE 16 NONPERFORMING ASSETS (a)

At December 31 (Dollars in Millions)	2015	2014	2013	2012	2011
Commercial
Commercial	$160	$99	$122	$107	$280
Lease financing	14	13	12	16	32
Total commercial	174	112	134	123	312
Commercial Real Estate
Commercial mortgages	92	175	182	308	354
Construction and development	35	84	121	238	545
Total commercial real estate	127	259	303	546	899
Residential Mortgages(b)	712	864	770	661	650
Credit Card	9	30	78	146	224
Other Retail
Retail leasing	3	1	1	1	–
Home equity and second mortgages	136	170	167	189	40
Other	23	16	23	27	27
Total other retail	162	187	191	217	67
Total nonperforming loans, excluding covered loans	1,184	1,452	1,476	1,693	2,152
Covered Loans	8	14	127	386	926
Total nonperforming loans	1,192	1,466	1,603	2,079	3,078
Other Real Estate(c)(d)	280	288	327	381	404
Covered Other Real Estate(d)	32	37	97	197	274
Other Assets	19	17	10	14	18
Total nonperforming assets	$1,523	$1,808	$2,037	$2,671	$3,774
Total nonperforming assets, excluding covered assets	$1,483	$1,757	$1,813	$2,088	$2,574
Excluding covered assets
Accruing loans 90 days or more past due(b)	$541	$550	$713	$660	$843
Nonperforming loans to total loans	.46%	.60%	.65%	.80%	1.10%
Nonperforming assets to total loans plus other real estate(c)	.58%	.72%	.80%	.98%	1.32%
Including covered assets
Accruing loans 90 days or more past due(b)	$831	$945	$1,189	$1,323	$1,753
Nonperforming loans to total loans	.46%	.59%	.68%	.93%	1.47%
Nonperforming assets to total loans plus other real estate(c)	.58%	.73%	.86%	1.19%	1.79%

CHANGES IN NONPERFORMING ASSETS

(Dollars in Millions)	Commercial and Commercial Real Estate	Residential Mortgages, Credit Card and Other Retail	Covered Assets	Total
Balance December 31, 2014	$431	$1,326	$51	$1,808
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	394	500	24	918
Advances on loans	54	–	–	54
Total additions	448	500	24	972
Reductions in nonperforming assets
Paydowns, payoffs	(271)	(275)	(8)	(554)
Net sales	(53)	(129)	(25)	(207)
Return to performing status	(6)	(171)	(1)	(178)
Charge-offs(e)	(213)	(104)	(1)	(318)
Total reductions	(543)	(679)	(35)	(1,257)
Net additions to (reductions in) nonperforming assets	(95)	(179)	(11)	(285)
Balance December 31, 2015	$336	$1,147	$40	$1,523
(a)	Throughout this document, nonperforming assets and related ratios do not include accruing loans 90 days or more past due.
(b)	Excludes $2.9 billion, $3.1 billion, $3.7 billion, $3.2 billion and $2.6 billion at December 31, 2015, 2014, 2013, 2012 and 2011, respectively, of loans purchased from GNMA mortgage pools that are 90 days or more past due that continue to accrue interest, as their repayments are primarily insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs.
(c)	Foreclosed GNMA loans of $535 million, $641 million, $527 million, $548 million and $692 million at December 31, 2015, 2014, 2013, 2012 and 2011, respectively, continue to accrue interest and are recorded as other assets and excluded from nonperforming assets because they are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs.
(d)	Includes equity investments in entities whose principal assets are other real estate owned.
(e)	Charge-offs exclude actions for certain card products and loan sales that were not classified as nonperforming at the time the charge-off occurred.